SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2012 Domestic EUR (€)		Dec. 31, 2011 Domestic EUR (€)		Dec. 31, 2010 Domestic EUR (€)		Dec. 31, 2012 Group EUR (€)		Dec. 31, 2011 Group EUR (€)		Dec. 31, 2010 Group EUR (€)		Dec. 31, 2012 Turkish Operations EUR (€)		Dec. 31, 2011 Turkish Operations EUR (€)		Dec. 31, 2010 Turkish Operations EUR (€)		Dec. 31, 2012 Other International EUR (€)		Dec. 31, 2011 Other International EUR (€)		Dec. 31, 2010 Other International EUR (€)		Dec. 31, 2012 Retail Banking [Member] EUR (€)		Dec. 31, 2011 Retail Banking [Member] EUR (€)		Dec. 31, 2010 Retail Banking [Member] EUR (€)		Dec. 31, 2012 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2011 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2010 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2012 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2011 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2010 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2012 Insurance [Member] EUR (€)		Dec. 31, 2011 Insurance [Member] EUR (€)		Dec. 31, 2010 Insurance [Member] EUR (€)		Dec. 31, 2012 International [Member] EUR (€)		Dec. 31, 2011 International [Member] EUR (€)		Dec. 31, 2010 International [Member] EUR (€)		Dec. 31, 2012 Turkish Operations [Member] EUR (€)		Dec. 31, 2011 Turkish Operations [Member] EUR (€)		Dec. 31, 2010 Turkish Operations [Member] EUR (€)		Dec. 31, 2012 Other Business Segment [Member] EUR (€)		Dec. 31, 2011 Other Business Segment [Member] EUR (€)		Dec. 31, 2010 Other Business Segment [Member] EUR (€)
Segment Reporting Information [Line Items]
Net interest income		€ 3,365,144,000		€ 3,842,808,000		€ 4,147,957,000																										€ 940,494,000		€ 1,203,449,000		€ 1,368,231,000		€ 745,498,000		€ 775,789,000		€ 621,918,000		€ (105,932,000)		€ 371,353,000		€ 472,177,000		€ 70,827,000		€ 62,831,000		€ 54,066,000		€ 311,774,000		€ 387,197,000		€ 461,836,000		€ 1,265,436,000		€ 903,357,000		€ 1,053,634,000		€ 137,047,000		€ 138,832,000		€ 116,095,000
Net fee and commission income / (loss)		494,844,000		493,849,000		609,925,000																										87,801,000		101,398,000		127,788,000		85,000,000		81,691,000		77,841,000		(177,483,000)		(106,766,000)		37,556,000		6,394,000		6,935,000		8,054,000		90,402,000		94,218,000		102,260,000		400,471,000		313,622,000		262,723,000		2,259,000		2,751,000		(6,297,000)
Other		(332,680,000)		35,303,000		(118,406,000)																										(8,634,000)		(25,192,000)		(25,223,000)		(49,142,000)		(61,766,000)		(73,770,000)		(468,678,000)		8,674,000		(205,549,000)		156,237,000		178,720,000		101,146,000		16,482,000		5,824,000		28,456,000		168,076,000		35,646,000		47,939,000		(147,021,000)		(106,603,000)		8,595,000
Total operating income / (loss)		3,527,308,000		4,371,960,000		4,639,476,000																										1,019,661,000		1,279,655,000		1,470,796,000		781,356,000		795,714,000		625,989,000		(752,093,000)		273,261,000		304,184,000		233,458,000		248,486,000		163,266,000		418,658,000		487,239,000		592,552,000		1,833,983,000		1,252,625,000		1,364,296,000		(7,715,000)		34,980,000		118,393,000
Direct costs		(1,894,923,000)		(2,139,324,000)		(2,094,166,000)																										(614,871,000)		(687,823,000)		(683,711,000)		(51,494,000)		(52,153,000)		(53,058,000)		(59,208,000)		(65,095,000)		(77,823,000)		(118,543,000)		(135,460,000)		(159,653,000)		(272,576,000)		(293,350,000)		(300,583,000)		(749,134,000)		(656,414,000)		(659,239,000)		(29,097,000)		(249,029,000)		(160,099,000)
Allocated costs and provisions		(3,620,552,000)		(15,653,935,000)		(1,909,278,000)																										(1,736,085,000)		(1,514,674,000)		(1,155,003,000)		(654,232,000)		(2,151,714,000)		(259,477,000)		(246,512,000)		(10,723,025,000)		(60,472,000)		(31,143,000)		(633,054,000)		(37,603,000)		(258,286,000)		(202,164,000)		(209,568,000)		(285,596,000)		(147,058,000)		(144,586,000)		(408,698,000)		(282,246,000)		(42,569,000)
Share of profit of equity method inverstments		2,230,000		1,179,000		1,598,000																										0		0		0		0		0		0		105,000		(2,592,000)		310,000		92,000		1,051,000		903,000		275,000		1,193,000		1,055,000		2,131,000		94,000		289,000		(373,000)		1,433,000		(959,000)
Profit / (loss) before tax		(1,985,937,000)		(13,420,120,000)		637,630,000																										(1,331,295,000)		(922,842,000)		(367,918,000)		75,630,000		(1,408,153,000)		313,454,000		(1,057,708,000)		(10,517,451,000)		166,199,000		83,864,000		(518,977,000)		(33,087,000)		(111,929,000)		(7,082,000)		83,456,000		801,384,000		449,247,000		560,760,000		(445,883,000)		(494,862,000)		(85,234,000)
Segment assets		103,129,418,000		105,318,021,000		120,137,237,000																										25,694,156,000		27,368,430,000		30,079,448,000		14,377,305,000		16,195,725,000		18,957,278,000		19,583,841,000		24,903,725,000		29,793,880,000		3,136,405,000		2,041,287,000		3,052,124,000		9,429,178,000		9,856,192,000		10,506,104,000		24,615,422,000		20,671,864,000		20,619,183,000		6,293,111,000		4,280,798,000		7,129,220,000
Deferred tax assets and current income tax advance		1,669,355,000		1,551,968,000		607,368,000
Total assets		104,798,773,000		106,869,989,000		120,744,605,000
Depreciation, amortisation		231,153,000	[1]	226,231,000	[1]	227,260,000	[1]																									12,685,000	[1]	18,759,000	[1]	19,746,000	[1]	1,693,000	[1]	1,688,000	[1]	1,291,000	[1]	3,210,000	[1]	4,848,000	[1]	5,968,000	[1]	8,529,000	[1]	8,895,000	[1]	9,698,000	[1]	32,435,000	[1]	36,261,000	[1]	35,483,000	[1]	64,689,000	[1]	54,593,000	[1]	53,633,000	[1]	107,912,000	[1]	101,187,000	[1]	101,441,000	[1]
Credit provisions and other impairment charges		3,153,000,000		15,222,282,000		1,450,327,000																										1,435,962,000		1,180,171,000		796,593,000		608,400,000		2,101,421,000		204,037,000		227,245,000		10,702,049,000		39,865,000		29,468,000		631,329,000		36,987,000		254,686,000		200,322,000		209,528,000		285,596,000		147,058,000		144,586,000		311,643,000		259,932,000		18,731,000
Non-current asset additions		243,810,000		220,351,000		257,212,000																										12,305,000		5,517,000		8,730,000		29,400,000		10,805,000		13,254,000		5,916,000		35,736,000		4,093,000		4,562,000		3,112,000		5,137,000		16,535,000		18,872,000		52,360,000		95,980,000		80,175,000		67,704,000		79,112,000		66,134,000		105,934,000
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax		(1,985,937,000)		(13,420,120,000)		637,630,000
Dividend paid and transactions on financial instruments classified within equity under IFRS		(17,311,000)		(39,252,000)		(369,000)
Hedging of Interest Rate Risk and Net Investment Hedge		(358,974,000)		(68,125,000)		(693,471,000)
Fixed assets measurement difference		56,867,000		38,322,000		8,733,000
Difference in loan interest income recognition		(54,149,000)		(12,457,000)		(40,776,000)
Redeemable non-controlling interests		(424,000)		15,117,000		29,636,000
Foreign exchange differences on AFS debt securities		2,280,000		103,584,000		(78,220,000)
Difference of equity in earnings of investees		46,355,000		16,074,000		1,797,000
Impairment of AFS securities		19,101,000		127,793,000		(23,979,000)
Insurance Reserves		31,854,000		(307,243,000)		(67,508,000)
Other		39,978,000		(15,864,000)		76,175,000
Income/(loss) before income tax expense		(2,348,848,000)		(14,048,134,000)		(265,693,000)
Impairment of goodwill		(2,018,000)		(298,241,000)		0
Bond's portfolio classification		(126,470,000)		(187,722,000)		0
US GAAP Restatements		0		0		(115,341,000)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets	132,178,158,000	101,155,943,000		103,467,235,000				65,927,496,000		71,599,902,000		83,757,213,000		101,155,943,000		103,467,235,000		118,731,878,000		24,616,139,000		20,685,649,000		20,688,614,000		10,612,308,000		11,181,684,000		14,286,051,000
Total revenues								2,410,240,000	[2]	(6,399,383,000)	[2]	3,666,315,000	[2]	6,220,492,000	[2]	(3,227,367,000)	[2]	6,816,659,000	[2]	3,004,473,000	[2]	2,305,298,000	[2]	2,184,826,000	[2]	805,779,000	[2]	866,718,000	[2]	965,518,000	[2]
Income/(loss) before income tax benefit	(3,069,184,000)	(2,348,846,000)		(14,048,134,000)		(265,693,000)		(2,996,896,000)		(14,511,072,000)		(896,685,000)		(2,348,848,000)		(14,048,134,000)		(265,693,000)		751,719,000		481,218,000		553,469,000		(103,671,000)		(18,280,000)		77,523,000
Net loss attributable to NBG shareholders	(3,315,682,000)	(2,537,491,000)		(14,539,668,000)		(354,772,000)		(3,049,673,000)		(14,888,328,000)		(863,141,000)								602,108,000		360,141,000		428,496,000		(89,926,000)		(11,481,000)		79,873,000
Retail Banking Companies Annual Turnover		€ 2,500,000

[1]	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	(1) Total revenue includes OTTI on available for sale securities